Consolidated Statements of Operations and Comprehensive Loss		6 Months Ended		12 Months Ended
		Dec. 31, 2015 $ / shares	Dec. 31, 2015 CAD ($) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CAD ($) shares	Jun. 30, 2015 $ / shares	Jun. 30, 2015 CAD ($) shares
Revenue
Sales			$ 561,344		$ 1,617,083		$ 2,461,933		$ 5,713
Marketing, promotional incentives			(410,590)		(1,079,369)		(1,448,243)		0
Net sales			150,754		537,714		1,013,690		5,713
Cost of Sales			64,290		290,871		710,912		2,491
Gross Profit			86,464		246,843		302,778		3,222
Expenses
Product registration and development	[1]		930		242,303		208,784		56,143
Selling and marketing	[2]		103,123		696,161		663,822		9,858
General and administrative	[3]		551,723		1,022,563		840,792		751,774
Share-based compensation	[4]		630,401		311,389		922,922		915,211
Expenses, by nature			1,286,177		2,272,416		2,636,320		1,732,986
Other income (expense)
Finance costs			0		(262)		0		0
Interest income			175		0		8,480		126
Other income			9,124		35,095		2,952		4,990
Write-down of inventories	[5]		0		(745,977)		(291,794)		0
Impairment of intellectual property			0		0		0		(476,000)
Net loss and comprehensive loss for the period			$ (1,190,414)		$ (2,736,717)		$ (2,613,904)		$ (2,200,648)
Basic and Diluted Loss Per Share | $ / shares		$ (0.09)		$ (0.15)		$ (0.18)		$ (0.19)
Weighted Average Number of Common Shares Outstanding | shares			13,961,051		18,393,169		14,907,103		11,818,217

[1]	Note 12.
[2]	Note 13.
[3]	Note 14.
[4]	Note 11.
[5]	Note 7.